Derivative instruments (Detail) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Derivative [Table]
Derivative financial assets	$ 118,142	$ 159,617
Notional amounts related to derivative financial assets	4,613,800	4,479,500
Derivative financial liabilities	121,309	161,102
Notional amounts related to derivative financial liabilities	4,616,600	4,429,700
Other amounts values	8,771,100	11,394,400
Interest rate contracts
Derivative [Table]
Derivative financial assets	33,200	50,900
Notional amounts related to derivative financial assets	991,200	928,000
Derivative financial liabilities	28,700	43,900
Notional amounts related to derivative financial liabilities	943,100	880,400
Other amounts values	8,675,100	11,291,500
Credit derivative contracts
Derivative [Table]
Derivative financial assets	1,400	2,400
Notional amounts related to derivative financial assets	44,700	57,600
Derivative financial liabilities	1,800	2,900
Notional amounts related to derivative financial liabilities	46,300	64,800
Foreign exchange contracts
Derivative [Table]
Derivative financial assets	53,300	68,700
Notional amounts related to derivative financial assets	3,030,800	2,951,100
Derivative financial liabilities	54,100	70,500
Notional amounts related to derivative financial liabilities	2,938,800	2,820,400
Other amounts values	1,200	1,400
Equity contracts
Derivative [Table]
Derivative financial assets	28,200	34,800
Notional amounts related to derivative financial assets	456,900	449,600
Derivative financial liabilities	34,900	41,200
Notional amounts related to derivative financial liabilities	603,900	581,300
Other amounts values	80,100	91,300
Commodity contracts
Derivative [Table]
Derivative financial assets	1,600	2,200
Notional amounts related to derivative financial assets	57,800	57,800
Derivative financial liabilities	1,600	2,000
Notional amounts related to derivative financial liabilities	56,400	49,700
Other amounts values	14,700	10,100
Loan commitments measured at FVTPL
Derivative [Table]
Notional amounts related to derivative financial assets	800
Unsettled purchases of non-derivative financial instruments
Derivative [Table]
Derivative financial assets	100	300
Notional amounts related to derivative financial assets	13,300	18,300
Derivative financial liabilities	200	200
Notional amounts related to derivative financial liabilities	10,600	10,000
Unsettled sales of non-derivative financial instruments
Derivative [Table]
Derivative financial assets	200	200
Notional amounts related to derivative financial assets	18,200	17,200
Derivative financial liabilities	100	300
Notional amounts related to derivative financial liabilities	9,400	12,900
Over-the-counter (OTC) contracts | Loan commitments measured at FVTPL
Derivative [Table]
Derivative financial liabilities	0	0
Notional amounts related to derivative financial liabilities	8,200	10,200
Forward contracts | Over-the-counter (OTC) contracts | Interest rate contracts
Derivative [Table]
Derivative financial assets	100	0
Notional amounts related to derivative financial assets	29,400	19,800
Derivative financial liabilities	200	400
Notional amounts related to derivative financial liabilities	28,600	21,900
Other amounts values	443,600	2,602,500
Forward contracts | Over-the-counter (OTC) contracts | Foreign exchange contracts
Derivative [Table]
Derivative financial assets	23,800	27,300
Notional amounts related to derivative financial assets	1,008,900	779,100
Derivative financial liabilities	23,800	29,000
Notional amounts related to derivative financial liabilities	1,043,200	853,300
Forward contracts | Exchange-traded derivatives (ETD) | Commodity contracts
Derivative [Table]
Notional amounts related to derivative financial assets	18,100	8,000
Notional amounts related to derivative financial liabilities	15,200	6,300
Swaps | Over-the-counter (OTC) contracts | Interest rate contracts
Derivative [Table]
Derivative financial assets	26,400	40,800
Notional amounts related to derivative financial assets	394,300	407,000
Derivative financial liabilities	19,200	30,900
Notional amounts related to derivative financial liabilities	344,100	364,800
Other amounts values	7,549,400	8,105,200
Swaps | Over-the-counter (OTC) contracts | Foreign exchange contracts
Derivative [Table]
Derivative financial assets	24,300	34,300
Notional amounts related to derivative financial assets	1,606,300	1,727,300
Derivative financial liabilities	24,900	34,400
Notional amounts related to derivative financial liabilities	1,480,300	1,567,300
Swaps | Over-the-counter (OTC) contracts | Equity contracts
Derivative [Table]
Derivative financial assets	4,700	6,400
Notional amounts related to derivative financial assets	105,700	89,400
Derivative financial liabilities	9,300	9,800
Notional amounts related to derivative financial liabilities	154,800	108,400
Swaps | Over-the-counter (OTC) contracts | Commodity contracts
Derivative [Table]
Derivative financial assets	500	500
Notional amounts related to derivative financial assets	19,900	17,700
Derivative financial liabilities	800	800
Notional amounts related to derivative financial liabilities	25,400	18,000
Options | Over-the-counter (OTC) contracts | Interest rate contracts
Derivative [Table]
Derivative financial assets	6,600	10,100
Notional amounts related to derivative financial assets	545,200	447,500
Derivative financial liabilities	9,200	12,500
Notional amounts related to derivative financial liabilities	553,600	460,500
Options | Over-the-counter (OTC) contracts | Foreign exchange contracts
Derivative [Table]
Derivative financial assets	5,200	7,100
Notional amounts related to derivative financial assets	412,600	440,900
Derivative financial liabilities	5,300	7,100
Notional amounts related to derivative financial liabilities	408,600	394,700
Options | Over-the-counter (OTC) contracts | Equity contracts
Derivative [Table]
Derivative financial assets	4,600	7,000
Notional amounts related to derivative financial assets	61,400	87,100
Derivative financial liabilities	6,500	10,900
Notional amounts related to derivative financial liabilities	102,300	146,200
Options | Over-the-counter (OTC) contracts | Commodity contracts
Derivative [Table]
Derivative financial assets	400	1,000
Notional amounts related to derivative financial assets	14,000	23,500
Derivative financial liabilities	200	700
Notional amounts related to derivative financial liabilities	10,400	17,800
Options | Exchange-traded derivatives (ETD) | Interest rate contracts
Derivative [Table]
Derivative financial assets	0	0
Notional amounts related to derivative financial assets	22,400	53,600
Derivative financial liabilities	0	0
Notional amounts related to derivative financial liabilities	16,800	33,100
Other amounts values	157,100	103,300
Options | Exchange-traded derivatives (ETD) | Equity contracts
Derivative [Table]
Derivative financial assets	10,200	10,700
Notional amounts related to derivative financial assets	289,600	273,100
Derivative financial liabilities	9,800	11,300
Notional amounts related to derivative financial liabilities	346,300	326,800
Other amounts values	8,800	23,500
Futures | Exchange-traded derivatives (ETD) | Interest rate contracts
Derivative [Table]
Other amounts values	525,000	480,600
Futures | Exchange-traded derivatives (ETD) | Equity contracts
Derivative [Table]
Other amounts values	71,200	67,900
Futures | Exchange-traded derivatives (ETD) | Commodity contracts
Derivative [Table]
Other amounts values	13,900	9,300
Client-cleared transactions | Exchange-traded derivatives (ETD) | Equity contracts
Derivative [Table]
Derivative financial assets	8,600	10,700
Derivative financial liabilities	9,400	9,100
Client-cleared transactions | Exchange-traded derivatives (ETD) | Commodity contracts
Derivative [Table]
Derivative financial assets	600	500
Derivative financial liabilities	400	300
Credit default swaps | Over-the-counter (OTC) contracts | Credit derivative contracts
Derivative [Table]
Derivative financial assets	1,300	2,200
Notional amounts related to derivative financial assets	39,400	53,600
Derivative financial liabilities	1,600	2,600
Notional amounts related to derivative financial liabilities	44,100	62,300
Total return swaps | Over-the-counter (OTC) contracts | Credit derivative contracts
Derivative [Table]
Derivative financial assets	100	100
Notional amounts related to derivative financial assets	1,300	1,900
Derivative financial liabilities	200	300
Notional amounts related to derivative financial liabilities	1,700	2,500
UBS AG
Derivative [Table]
Derivative financial assets	118,145	159,618
Notional amounts related to derivative financial assets	4,614,000	4,479,600
Derivative financial liabilities	121,309	161,102
Notional amounts related to derivative financial liabilities	4,616,600	4,429,700
Other amounts values	8,771,100	11,394,400
UBS AG | Interest rate contracts
Derivative [Table]
Derivative financial assets	33,200	50,900
Notional amounts related to derivative financial assets	991,200	928,000
Derivative financial liabilities	28,700	43,900
Notional amounts related to derivative financial liabilities	943,100	880,400
Other amounts values	8,675,100	11,291,500
UBS AG | Credit derivative contracts
Derivative [Table]
Derivative financial assets	1,400	2,400
Notional amounts related to derivative financial assets	44,700	57,600
Derivative financial liabilities	1,800	2,900
Notional amounts related to derivative financial liabilities	46,300	64,800
UBS AG | Foreign exchange contracts
Derivative [Table]
Derivative financial assets	53,300	68,700
Notional amounts related to derivative financial assets	3,031,000	2,951,200
Derivative financial liabilities	54,100	70,500
Notional amounts related to derivative financial liabilities	2,938,800	2,820,400
Other amounts values	1,200	1,400
UBS AG | Equity contracts
Derivative [Table]
Derivative financial assets	28,200	34,800
Notional amounts related to derivative financial assets	456,900	449,600
Derivative financial liabilities	34,900	41,200
Notional amounts related to derivative financial liabilities	603,900	581,300
Other amounts values	80,100	91,300
UBS AG | Commodity contracts
Derivative [Table]
Derivative financial assets	1,600	2,200
Notional amounts related to derivative financial assets	57,800	57,800
Derivative financial liabilities	1,600	2,000
Notional amounts related to derivative financial liabilities	56,400	49,700
Other amounts values	14,700	10,100
UBS AG | Loan commitments measured at FVTPL
Derivative [Table]
Notional amounts related to derivative financial assets	800
UBS AG | Unsettled purchases of non-derivative financial instruments
Derivative [Table]
Derivative financial assets	100	300
Notional amounts related to derivative financial assets	13,300	18,300
Derivative financial liabilities	200	200
Notional amounts related to derivative financial liabilities	10,600	10,000
UBS AG | Unsettled sales of non-derivative financial instruments
Derivative [Table]
Derivative financial assets	200	200
Notional amounts related to derivative financial assets	18,200	17,200
Derivative financial liabilities	100	300
Notional amounts related to derivative financial liabilities	9,400	12,900
UBS AG | Over-the-counter (OTC) contracts | Loan commitments measured at FVTPL
Derivative [Table]
Derivative financial liabilities	0	0
Notional amounts related to derivative financial liabilities	8,200	10,200
UBS AG | Forward contracts | Over-the-counter (OTC) contracts | Interest rate contracts
Derivative [Table]
Derivative financial assets	100	0
Notional amounts related to derivative financial assets	29,400	19,800
Derivative financial liabilities	200	400
Notional amounts related to derivative financial liabilities	28,600	21,900
Other amounts values	443,600	2,602,500
UBS AG | Forward contracts | Over-the-counter (OTC) contracts | Foreign exchange contracts
Derivative [Table]
Derivative financial assets	23,800	27,300
Notional amounts related to derivative financial assets	1,009,100	779,200
Derivative financial liabilities	23,800	29,000
Notional amounts related to derivative financial liabilities	1,043,200	853,300
UBS AG | Forward contracts | Exchange-traded derivatives (ETD) | Commodity contracts
Derivative [Table]
Derivative financial assets	0	0
Notional amounts related to derivative financial assets	18,100	8,000
Derivative financial liabilities	0	0
Notional amounts related to derivative financial liabilities	15,200	6,300
UBS AG | Swaps | Over-the-counter (OTC) contracts | Interest rate contracts
Derivative [Table]
Derivative financial assets	26,400	40,800
Notional amounts related to derivative financial assets	394,300	407,000
Derivative financial liabilities	19,200	30,900
Notional amounts related to derivative financial liabilities	344,100	364,800
Other amounts values	7,549,400	8,105,200
UBS AG | Swaps | Over-the-counter (OTC) contracts | Foreign exchange contracts
Derivative [Table]
Derivative financial assets	24,300	34,300
Notional amounts related to derivative financial assets	1,606,400	1,727,300
Derivative financial liabilities	24,900	34,400
Notional amounts related to derivative financial liabilities	1,480,300	1,567,300
UBS AG | Swaps | Over-the-counter (OTC) contracts | Equity contracts
Derivative [Table]
Derivative financial assets	4,700	6,400
Notional amounts related to derivative financial assets	105,700	89,400
Derivative financial liabilities	9,300	9,800
Notional amounts related to derivative financial liabilities	154,800	108,400
UBS AG | Swaps | Over-the-counter (OTC) contracts | Commodity contracts
Derivative [Table]
Derivative financial assets	500	500
Notional amounts related to derivative financial assets	19,900	17,700
Derivative financial liabilities	800	800
Notional amounts related to derivative financial liabilities	25,400	18,000
UBS AG | Options | Over-the-counter (OTC) contracts | Interest rate contracts
Derivative [Table]
Derivative financial assets	6,600	10,100
Notional amounts related to derivative financial assets	545,200	447,500
Derivative financial liabilities	9,200	12,500
Notional amounts related to derivative financial liabilities	553,600	460,500
UBS AG | Options | Over-the-counter (OTC) contracts | Foreign exchange contracts
Derivative [Table]
Derivative financial assets	5,200	7,100
Notional amounts related to derivative financial assets	412,600	440,900
Derivative financial liabilities	5,300	7,100
Notional amounts related to derivative financial liabilities	408,600	394,700
UBS AG | Options | Over-the-counter (OTC) contracts | Equity contracts
Derivative [Table]
Derivative financial assets	4,600	7,000
Notional amounts related to derivative financial assets	61,400	87,100
Derivative financial liabilities	6,500	10,900
Notional amounts related to derivative financial liabilities	102,300	146,200
UBS AG | Options | Over-the-counter (OTC) contracts | Commodity contracts
Derivative [Table]
Derivative financial assets	400	1,000
Notional amounts related to derivative financial assets	14,000	23,500
Derivative financial liabilities	200	700
Notional amounts related to derivative financial liabilities	10,400	17,800
UBS AG | Options | Exchange-traded derivatives (ETD) | Interest rate contracts
Derivative [Table]
Derivative financial assets	0	0
Notional amounts related to derivative financial assets	22,400	53,600
Derivative financial liabilities	0	0
Notional amounts related to derivative financial liabilities	16,800	33,100
Other amounts values	157,100	103,300
UBS AG | Options | Exchange-traded derivatives (ETD) | Equity contracts
Derivative [Table]
Derivative financial assets	10,200	10,700
Notional amounts related to derivative financial assets	289,600	273,100
Derivative financial liabilities	9,800	11,300
Notional amounts related to derivative financial liabilities	346,300	326,800
Other amounts values	8,800	23,500
UBS AG | Futures | Exchange-traded derivatives (ETD) | Interest rate contracts
Derivative [Table]
Other amounts values	525,000	480,600
UBS AG | Futures | Exchange-traded derivatives (ETD) | Equity contracts
Derivative [Table]
Other amounts values	71,200	67,900
UBS AG | Futures | Exchange-traded derivatives (ETD) | Commodity contracts
Derivative [Table]
Other amounts values	13,900	9,300
UBS AG | Client-cleared transactions | Exchange-traded derivatives (ETD) | Equity contracts
Derivative [Table]
Derivative financial assets	8,600	10,700
Derivative financial liabilities	9,400	9,100
UBS AG | Client-cleared transactions | Exchange-traded derivatives (ETD) | Commodity contracts
Derivative [Table]
Derivative financial assets	600	500
Derivative financial liabilities	400	300
UBS AG | Credit default swaps | Over-the-counter (OTC) contracts | Credit derivative contracts
Derivative [Table]
Derivative financial assets	1,300	2,200
Notional amounts related to derivative financial assets	39,400	53,600
Derivative financial liabilities	1,600	2,600
Notional amounts related to derivative financial liabilities	44,100	62,300
UBS AG | Total return swaps | Over-the-counter (OTC) contracts | Credit derivative contracts
Derivative [Table]
Derivative financial assets	100	100
Notional amounts related to derivative financial assets	1,300	1,900
Derivative financial liabilities	200	300
Notional amounts related to derivative financial liabilities	$ 1,700	$ 2,500